Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on November 2, 2021 (the “Original Filing”) by Quanex Building Products Corporation (the “Company”). The Original Filing reported the appointment of Jason D. Lippert to the Company’s Board of Directors (the “Board”). At the time of the Original Filing, the Board had not made any determinations regarding committee assignments for Mr. Lippert. The Company hereby amends the Original Filing to include information on the committee assignments of Mr. Lippert in Item 5.02 below. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Filing is amended by this Form 8-K/A.
Document Period End Date	Dec. 10, 2021
Entity File Number	001-33913
Entity Registrant Name	Quanex Building Products Corporation
Entity Central Index Key	0001423221
Entity Tax Identification Number	26-1561397
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1800 West Loop South
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	961-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false